Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Percent
The Netherlands' statutory income tax rate	25.80%	25.00%	25.00%
Taxation of foreign operations, net	(4.90%)	(3.00%)	(2.10%)
Unrecognized tax benefits	0.90%	1.60%	8.20%
Excess tax benefit related to share-based compensation	(0.50%)	(1.00%)	(0.60%)
Prior year taxes	(1.10%)	0.60%	(1.60%)
Government incentives	(0.50%)	(0.60%)	(0.60%)
Changes in tax laws and rates	(0.20%)	(0.40%)	(0.30%)
Tax impact from (deductible) nondeductible items	(1.90%)	0.20%	(0.80%)
Valuation allowance	0.00%	(4.40%)	(8.10%)
Other items, net	(0.20%)	0.10%	(0.80%)
Effective tax rate	17.40%	18.10%	18.30%
Thermo Fischer Sceintific | QIAGEN N.V.
Percent
Payments for expense reimbursement			$ 95.0